Risk and Capital Management - Summary of Assets and Liabilities According to Their Remaining Contractual Maturities, Considering Their Undiscounted Flows (Parenthetical) (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits in Central Bank	R$ 94,148	R$ 98,837
Securities under guarantee transactions	5,120	3,664
Payment to merchants	60,504	53,687
Amount of liabilities from transactions related to credit assignments	3,993	4,931
Compulsory deposits with the Central Bank of Brazil	4,689	(13,137)	R$ (19,144)
Interbank deposits [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Compulsory deposits with the Central Bank of Brazil	R$ 15,886	R$ 6,689